Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Trade payables	$ 16,191	$ 9,793
Provision for indirect taxes	6,923	1,754
Dividends payable		2,592
Accrued salaries, bonuses, vacation pay and related taxes	1,924	577
Accrued professional services	1,100	1,184
Other payables	435	1,314
Total	$ 26,573	17,214
As previously reported
Ifrs Statement [Line Items]
Trade payables		9,793
Provision for indirect taxes		3,850
Dividends payable		2,592
Accrued salaries, bonuses, vacation pay and related taxes		2,050
Other payables		1,314
Total		$ 19,599